Revenue - Summary of Revenues by Business Model and Product Types (Detail) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 276,852	$ 248,461
Pre-pay Model [Member]
Disaggregation of Revenue [Line Items]
Revenue		216,234	190,734
Pay-at-destination Model [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,482	11,738
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue		53,136	45,989
Air [Member]
Disaggregation of Revenue [Line Items]
Revenue		114,055	116,653
Packages, Hotels and Other Travel Products [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 162,797	$ 131,808

[1]	Includes $ 23,300 and $18,900 for related party transactions for the periods ended June 30, 2018 and 2017, respectively. See note 14.